NOTE 3 - ASSET SALE (Details Narrative) (Annual Report) (Annual Report [Member], USD $)	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Sale of Intangible Assets	$ 6,500,000
Asset held for sale, Carrying Value	0
Gain on Sale of Asset	6,500,000
Escrow Deposit	$ 300,000